Label	Element	Value
Innovator Premium Income 30 Barrier ETF™ - July | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.40%
Innovator Premium Income 30 Barrier ETF™ - July | S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,767.89 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Innovator Premium Income 30 Barrier ETF™ - July | S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $382.25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Premium Income 30 Barrier ETF™ - July | S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,822.50 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.40%)